The Long-Short Fund

a Series of Northern Lights Fund Trust

Class	A	shares	BPFAX
Class	C	shares	BPFCS
Class	I	shares	BPFIX

Supplement dated August 18, 2011

to the Prospectus dated September 1, 2010.

______________________________________________________________________

At an in-person meeting held on June 22, 2011, the Fund's Board of Trustees approved the appointment of Preservation Trust Advisors, LLC ("PTA"), located at One Embarcadero Center, Suite 1140, San Francisco, CA 94111, to serve as investment adviser to the Fund.  A shareholder meeting will be held soon, at which meeting the shareholders will be asked to approve an investment advisory agreement with PTA.  As of August 15, 2011, PTA is managing the Fund pursuant to an interim advisory agreement ("Interim Agreement") between the Fund and PTA.  Pursuant to the terms of the Interim Agreement, PTA will manage the Fund’s investments on a day-to-day basis and will employ substantially the same investment strategies in managing the Fund’s assets as the prior adviser.  The Interim Agreement took effect August 15, 2011 and will terminate 150 days later, or earlier if the investment advisory agreement is approved by shareholders representing a majority (as defined under the Investment Company Act of 1940, as amended) of shares of the Fund.  The other terms of the Interim Agreement, including advisory fees, are substantially similar to the investment advisory agreement between the Fund and Bull Path Capital Management, LLC ("Bull Path"), the Fund's adviser since inception to August 15, 2011.

The investment advisory agreement between the Fund and Bull Path terminated automatically on August 15, 2011, when Bull Path, assigned the investment advisory agreement with the Fund to PTA.  References to Bull Path and Robert Kaimowitz, in the Fund's Prospectus and Statement of Additional Information as the adviser and portfolio manager are hereby replaced, in relevant part, with Preservation Trust Advisors, LLC and its portfolio manager.  The following provides additional information about the adviser and the portfolio manager.

Preservation Trust Advisors, LLC

Preservation Trust Advisors, LLC ("PTA"), located at One Embarcadero Center, Suite 1140, San Francisco, CA 94111, was formed in 2010 for the purpose of providing investment advisory services to pooled investment vehicles such the Fund and has no other clients.  Under an Interim Agreement between the Fund and PTA, the Fund pays the adviser an annual advisory fee equal to 1.25% of the Fund’s average daily net assets.  This advisory fee is the same as that paid to the prior adviser.  PTA has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until the termination of the Interim Agreement to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 2.23% for Class A shares, 2.98% for Class C shares, and 1.98% for Class I shares.  These expense limits are the same as those provided by the prior adviser.  The expense limit agreement between the Fund and PTA may be terminated only by the Fund’s Board of Trustees on 60 days notice.  Waived fees and reimbursed expenses are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the waiver or reimbursement) if such recoupment can be achieved within the foregoing expense limits.  Waived fees and reimbursed expenses can decrease a Fund’s expenses and boost its performance.

A discussion regarding the basis for the Board of Trustees’ approval of the Interim Agreement will be available in the Fund’s next semi-annual shareholder report.

Portfolio Manager

Christopher R. Wolf

Managing Member and Chief Investment Officer

Mr. Wolf has served as the Managing Member and Chief Investment Officer of the adviser since August 2010.  Additionally, Mr. Wolf serves as the Managing Member, Co-Chief Investment Officer and Chief Compliance Officer of Cogo Wolf Asset Management, LLC ("Cogo Wolf"), a position held since September 2005.  Cogo Wolf was nominated by Institutional Investor Magazine as one of four globally "Best Emerging Managers of the Year" at the 7th Annual Hedge Fund Industry Awards (2009). Nominees in other categories included Paulson, Renaissance, Brevan Howard, Lyxor, D.E. Shaw.  Mr. Wolf has 27 years of financial and investment experience, including nine years of management experience with fund of funds and hedge fund strategies.  Previously, Mr. Wolf was Chief Executive Officer and Chief Investment Officer of KingsGate Capital Management, LLC ("KingsGate"), a long/short equity hedge fund, from 2001 to 2005.  Prior to founding KingsGate, he was President, Chief Executive Officer and Director of Protogene, Inc. from 1999 to 2001.  Mr. Wolf was Executive Vice President and Chief Financial Officer of Hyseq, Inc. from 1996 to 1999.  From 1991 to 1996, he was Managing Partner of Georgica Group; from 1988 to 1991, he was a Partner in Mergers & Acquisitions at Oppenheimer & Co., Inc.; and from 1983 to 1988, he was a Vice President in Investment Banking with Kidder, Peabody & Co., Inc.  Mr. Wolf received his MBA from Yale University and received his B.A. degree summa cum laude from Ohio Wesleyan University.

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At an in-person meeting held on August 18, 2011, the Fund's Board of Trustees approved the following change in the Fund's investment objective.

Old Investment Objective:  The Fund seeks to provide long-term capital appreciation while reducing market risk and providing downside protection.

New Investment Objective:  The Fund seeks to achieve long-term capital appreciation with an emphasis on absolute (positive) returns and low correlation to traditional financial market indices such as the S&P 500 Index.

This change in investment objective will become effective 60 days after the distribution of this notice to shareholders.

*    *    *    *    *    *

This Supplement, and the Prospectus and Statement of Additional Information, both dated September 1, 2010, as well as a Statement of Additional Information supplement dated August 18, 2011, each provide information that you should know before investing in the Fund and should be retained for future reference.  The Prospectus and Statement of Additional Information as well as the Statement of Additional Information supplement have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  All these documents are available upon request and without charge by calling Shareholder Services at 1-888-899-2726.

Please retain this Supplement for future reference.

The Long-Short Fund

a Series of Northern Lights Fund Trust

Class	A	shares	BPFAX
Class	C	shares	BPFCS
Class	I	shares	BPFIX

Supplement dated August 18, 2011

to the Statement of Additional Information dated September 1, 2010.

______________________________________________________________________

At an in-person meeting held on June 22, 2011, the Fund's Board of Trustees approved the appointment of Preservation Trust Advisors, LLC ("PTA"), located at One Embarcadero Center, Suite 1140, San Francisco, CA 94111, to serve as investment adviser to the Fund.  A shareholder meeting will be held soon, at which meeting the shareholders will be asked to approve an investment advisory agreement with PTA.  As of August 15, 2011, PTA is managing the Fund pursuant to an interim advisory agreement ("Interim Agreement") between the Fund and PTA.  Pursuant to the terms of the Interim Agreement, PTA will manage the Fund’s investments on a day-to-day basis and will employ substantially the same investment strategies in managing the Fund’s assets as the prior adviser.  The Interim Agreement took effect August 15, 2011 and will terminate 150 days later, or earlier if the investment advisory agreement is approved by shareholders representing a majority (as defined under the Investment Company Act of 1940, as amended) of shares of the Fund.  The other terms of the Interim Agreement, including advisory fees, are substantially similar to the investment advisory agreement between the Fund and Bull Path Capital Management, LLC ("Bull Path"), the Fund's adviser since inception to August 15, 2011.

The investment advisory agreement between the Fund and Bull Path terminated automatically on August 15, 2011, when Bull Path, assigned the investment advisory agreement with the Fund to PTA.  References to Bull Path and Robert Kaimowitz, in the Fund's Prospectus and Statement of Additional Information as the adviser and portfolio manager are hereby replaced, in relevant part, with Preservation Trust Advisors, LLC and its portfolio manager.  The following provides additional information about the adviser and the portfolio manager.

Preservation Trust Advisors, LLC, located at One Embarcadero Center, Suite 1140, San Francisco, CA 94111, was formed in 2010 for the purpose of providing investment advisory services to pooled investment vehicles such the Fund and has no other clients.  Under an Interim Agreement between the Fund and PTA, the Fund pays the adviser an annual advisory fee equal to 1.25% of the Fund’s average daily net assets.  This advisory fee is the same as that paid to the prior adviser.  PTA has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until the termination of the Interim Agreement to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 2.23% for Class A shares, 2.98% for Class C shares, and 1.98% for Class I shares.  These expense limits are the same as those provided by the prior adviser.  The expense limit agreement between the Fund and PTA may be terminated only by the Fund’s Board of Trustees on 60 days notice.  Waived fees and reimbursed expenses are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the waiver or reimbursement) if such recoupment can be achieved within the foregoing expense limits.  Waived fees and reimbursed expenses can decrease a Fund’s expenses and boost its performance.

Portfolio Manager

The following portfolio manager of the Fund is responsible for the day-to-day management of the Fund.  Mr. Wolf is compensated through his ownership in the adviser.  As of August 15, 2011, Mr. Wolf was responsible for the management of the following types of accounts in addition to the Fund:

Portfolio Manager	Account Type	Total Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Christopher R. Wolf	Registered Investment Companies	None	N/A	None	N/A
	Other Pooled Investment Vehicles	1	$25 million	None	N/A
	Other Accounts	3	$14 million	1	$.5 million

This Supplement, and the Prospectus and Statement of Additional Information, both dated September 1, 2010, as well as a Prospectus supplement dated August 18, 2011, each provide information that you should know before investing in the Fund and should be retained for future reference.  The Prospectus and Statement of Additional Information as well as the Prospectus supplement have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  All these documents are available upon request and without charge by calling Shareholder Services at 1-888-899-2726.

Please retain this Supplement for future reference.